Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 271,221		$ 254,892	$ 138,731
Lease liabilities	19,902		18,757	14,556
Others				8
Less: Amounts capitalized in qualifying assets	(12,542)		(7,692)	(10,856)
Interest expense	278,581		265,957	142,439
Finance expense	359		433	10,840
Finance costs	$ 278,940	$ 8,507	$ 266,390	$ 153,279